Share-based payment - Changes in activities of the options (Details)					12 Months Ended
	Jan. 31, 2022 shares R$ / shares	Jul. 09, 2020 shares R$ / shares	Feb. 05, 2018 shares R$ / shares	Sep. 30, 2016 shares R$ / shares	Dec. 31, 2022 BRL (R$) shares R$ / shares	Dec. 31, 2021 BRL (R$) shares R$ / shares	Dec. 31, 2020 BRL (R$) shares R$ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening Balance, Shares					36,601,290,000	41,759,010,000	31,938,120,000
Granted, Shares					17,421,000,000	4,762,800,000	17,858,700,000
Expired/Cancelled, Shares					746,400,000	2,266,200,000	929,322,000
Exercised, Shares					18,455,946,000	7,654,320,000	7,108,488,000
Final Balance, Shares					34,819,944,000	36,601,290,000	41,759,010,000
Opening Balance, Weighted average price of the shares | R$ / shares					R$ 2,390	R$ 1,460	R$ 290
Granted, Weighted average price of the shares | R$ / shares					8,080.00	4,060.00	3,060.00
Expired/Cancelled, Weighted average price of the shares | R$ / shares					5,610	500	260
Exercised, Weighted average price of the shares | R$ / shares					350	910	260
Final Balance, Weighted average price of the shares | R$ / shares					R$ 5,710	R$ 2,390	R$ 1,460
Number of Shares Exercised					18,455,946,000	7,654,320,000	7,108,488,000
Amount of costs | R$					R$ 7,036,000
Inter & Co Payments, Inc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, Weighted average price of the shares | R$ / shares					R$ 5.31
Final Balance, Weighted average price of the shares | R$ / shares					R$ 5.31
Plan 1 | Inter & Co Payments, Inc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Exercisable Shares					1,132,885,000
Share plan expense in exercise | R$					R$ 62,592,000
Share plan expense to be Recognized | R$					R$ 52,962,000
Remaining Share-based payments expenses					2 years
Remaining Contractual Life (in years)					2 years
Plan 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Quantity of Employees							1,000
Opening Balance, Shares						0	431,046,000
Exercised, Shares							431,046,000
Final Balance, Shares							0
Number of Shares Exercised							431,046,000
Plan 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Quantity of Employees					2,000	3,000	16,000
Opening Balance, Shares					4,060,800,000	7,128,000,000	8,839,800,000
Granted, Shares				10,584,000,000		648,000,000
Vesting					5 years
Expired/Cancelled, Shares							91,800,000
Exercised, Shares					4,060,800,000	3,715,200,000	1,620,000,000
Final Balance, Shares						4,060,800,000	7,128,000,000
Granted, Weighted average price of the shares | R$ / shares				R$ 260
Number of Shares Exercised					4,060,800,000	3,715,200,000	1,620,000,000
Number of Exercisable Shares						4,060,800,000	7,128,000,000
Share plan expense in exercise | R$							R$ 48,000
Share plan expense to be Recognized | R$							R$ 48,000
Remaining Remuneration Cost Period (in years)							6 months
Remaining Contractual Life (in years)					1 year	2 years	3 years
Strike price | R$ / shares					R$ 770
Risk-free rate					11.68%
Duration of the strike					7 years
Expected annualized volatility					60.33%
Fair value of the option at the grant/share date | R$ / shares					R$ 190
Plan 4 (tranche 1)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Quantity of Employees					27,000	31,000	33,000
Opening Balance, Shares					14,748,390,000	19,652,310,000	22,667,274,000
Granted, Shares			32,714,784,000				2,880,000,000
Vesting					5 years
Expired/Cancelled, Shares					64,800,000	2,131,200,000	837,522,000
Exercised, Shares					13,869,996,000	2,772,720,000	5,057,442,000
Final Balance, Shares					813,594,000	14,748,390,000	19,652,310,000
Granted, Weighted average price of the shares | R$ / shares			R$ 300
Number of Shares Exercised					13,869,996,000	2,772,720,000	5,057,442,000
Number of Exercisable Shares					813,594,000	14,748,390,000	19,652,310,000
Remaining Remuneration Cost Period (in years)							4 years
Remaining Contractual Life (in years)					2 years 1 month 6 days	3 years 2 months 12 days	4 years 1 month 6 days
Strike price | R$ / shares					R$ 900
Risk-free rate					9.97%
Duration of the strike					7 years
Expected annualized volatility					64.28%
Fair value of the option at the grant/share date | R$ / shares					R$ 50.00
Plan 4 (tranche 2)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Quantity of Employees					70,000	59,000	59,000
Opening Balance, Shares					17,792,100,000	14,978,700,000
Granted, Shares		19,093,500,000				4,114,800,000	14,978,700,000
Vesting					5 years
Expired/Cancelled, Shares					291,600,000	135,000,000
Exercised, Shares					525,150,000	1,166,400,000
Final Balance, Shares					16,975,350,000	17,792,100,000	14,978,700,000
Granted, Weighted average price of the shares | R$ / shares		R$ 3,600
Number of Shares Exercised					525,150,000	1,166,400,000
Number of Exercisable Shares					16,975,350,000	17,792,100,000
Share plan expense in exercise | R$					R$ 3,571,000	R$ 3,089,000
Share plan expense to be Recognized | R$					R$ 11,839,000	R$ 16,924,000
Remaining Remuneration Cost Period (in years)					3 years	4 years
Remaining Contractual Life (in years)					5 years	6 years 1 month 6 days
Strike price | R$ / shares					R$ 10,750
Risk-free rate					9.98%
Duration of the strike					7 years
Expected annualized volatility					64.28%
Fair value of the option at the grant/share date | R$ / shares					R$ 50.00
Plan 4 (tranche 3)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Quantity of Employees					83,000
Granted, Shares	19,500,000,000				17,421,000,000
Vesting					5 years
Expired/Cancelled, Shares					390,000,000
Final Balance, Shares					17,031,000,000
Granted, Weighted average price of the shares | R$ / shares	R$ 8,080.00
Number of Exercisable Shares					17,043,500,000
Share plan expense in exercise | R$					R$ 25,802,000
Share plan expense to be Recognized | R$					R$ 53,566,000
Remaining Remuneration Cost Period (in years)					4 years
Remaining Contractual Life (in years)					6 years
Strike price | R$ / shares					R$ 8,080.00
Risk-free rate					11.45%
Duration of the strike					7 years
Expected annualized volatility					38.81%
Fair value of the option at the grant/share date | R$ / shares					R$ 4,080.00
USEND
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, Shares					1,132,885,000
Vesting					3 years
Strike price | R$ / shares					R$ 5.31
Inter & Co Payments, Inc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, Shares					1,132,885,000
Final Balance, Shares					1,132,885,000
Strike price | R$ / shares					R$ 5.31
Inter & Co Payments, Inc | Inter & Co Payments, Inc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Quantity of Employees					4,000
Granted, Shares					1,132,885,000
Final Balance, Shares					1,132,885,000